Revenue Recognition For Long-Term Contracts (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Notes And Accounts Receivable

The following table details the notes receivable and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2012			2011
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥633	¥—	¥—	¥241	¥—	¥—
Accounts receivable	11,407	1,856	2	12,553	789	—

	¥12,040	¥1,856	¥2	¥12,794	¥789	¥—